Income Taxes - Tax Carryforward (Details) $ in Millions	Dec. 31, 2025 CAD ($)
Tax Credit Carryforward [Line Items]
Total income tax carryforwards recognized	$ 677
Domestic
Tax Credit Carryforward [Line Items]
Non-capital loss	172
Tax credit carryforward	89
Tax carryforward, gross	261
Foreign
Tax Credit Carryforward [Line Items]
Tax credit carryforward	273
Tax carryforward, gross	416
Federal and state net operating loss	$ 143